Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Change in plan assets
Fair value of plan assets, beginning of year	$ 425	$ 301
Realized and unrealized gains	(31)	23
Purchases	171	151
Sales and disbursements	(16)	(50)
Fair value of plan assets, end of year	$ 549	$ 425